As filed with the Securities and Exchange Commission on August 11, 2005
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==============================================================================



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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC. 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

          -----------------------------------------------------------

                  Investment Company Act file number 811-08043

          -----------------------------------------------------------

                              THE BERKSHIRE FUNDS
              (Exact name of registrant as specified in charter)

                          475 Milan Drive, Suite #103
                           San Jose, CA  95134-2453
                   (Address of principal executive offices)

          -----------------------------------------------------------

                               AGENT FOR SERVICE:

                              MALCOLM R. FOBES III
                              The Berkshire Funds
                          475 Milan Drive, Suite #103
                           San Jose, CA  95134-2453
                   (Name and Address of Agent for Service)

                                  COPIES TO:

                          DONALD S. MENDELSOHN, ESQ.
                               Thompson Hine LLP
                               312 Walnut Street
                                  14th Floor
                            Cincinnati, Ohio 45202

          -----------------------------------------------------------

       Registrant's telephone number, including area code: 1-408-526-0707

          -----------------------------------------------------------


Date of fiscal year end: December 31, 2004

Date of reporting period: June 30, 2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, And the Commission will make this information public. A registrant is not Required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of infor-mation under the clearance requirements of 44 U.S.C. ss. 3507.

==============================================================================

COMPANY: APPLE COMPUTER, INC.
TICKER: AAPL
CUSIP: 037833100
MEETING DATE: 4/21/05
------------------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
------------------------------------------------------------------------------
1.1   Elect  Director  Fred D. Anderson          For      For      Management
1.2   Elect  Director  William V. Campbell       For      For      Management
1.3   Elect  Director  Millard S. Drexler        For      For      Management
1.4   Elect  Director  Albert A. Gore, Jr.       For      For      Management
1.5   Elect  Director  Steven P. Jobs            For      For      Management
1.6   Elect  Director  Arthur D. Levinson        For      For      Management
1.7   Elect  Director  Jerome B. York            For      For      Management
2     Approve Apple Computer, Inc. Performance
      Bonus Plan                                 For      Against  Management
3     Approve Amendments to the 2003 Employee
      Stock Option Plan, Including an Increase
      in the Number of Shares of Common Stock
      Reserved for Issuance by 49 Million
      Shares                                     For      Against  Management
4     Approve an Amendment to the Employee
      Stock Purchase Plan to Increase the
      Number of Shares of Common Stock
      Reserved for Issuance by 2 Million
      Shares                                     For      Against  Management
5     Ratify KPMG LLP as Auditors                For      For      Management
6     Consider a Shareholder Proposal if
      Properly Presented at the Meeting          Against  For      Management
==============================================================================

COMPANY: APPLIED MICRO CIRCUITS CORP.
TICKER: AMCC
CUSIP: 03822W109
MEETING DATE: 9/1/04
------------------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
------------------------------------------------------------------------------
1.1   Elect  Director  David M. Rickey           For      For      Management
1.2   Elect  Director  Roger A. Smullen, Sr.     For      For      Management
1.3   Elect  Director  Cesar Cesaratto           For      For      Management
1.4   Elect  Director  Franklin P. Johnson, Jr.  For      For      Management
1.5   Elect  Director  L. Wayne Price            For      For      Management
1.6   Elect  Director  Arthur B. Stabenow        For      For      Management
1.7   Elect  Director  Harvey P. White           For      For      Management
2     Ratify Ernst & Young as Auditors           For      For      Management
==============================================================================

COMPANY: THE CHEESECAKE FACTORY, INC.
TICKER: CAKE
CUSIP: 163072101
MEETING DATE: 5/24/05
------------------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
------------------------------------------------------------------------------
1.1   Elect  Director  David Overton             For      For      Management
1.2   Elect  Director  Karl L. Matthies          For      For      Management
2     Approval of the Material Terms of the
      Performance Incentive Goals for the
      Cheesecake Factory, Inc. Amended and
      Restated Annual Performance Incentive
      Plan, as Described in the Accompanying
      Proxy Statement                            For      For      Management
3     Approval of an Amendment to the Company's
      Certificate of Incorporation to Increase
      the Maximum Authorized Number of Shares
      of Common Stock from 150,000,000 to
      250,000,000 as Described in the
      Accompanying Proxy Statement               For      For      Management
==============================================================================

COMPANY: CISCO SYSTEMS, INC.
TICKER: CSCO
CUSIP: 17275R102
MEETING DATE: 11/18/04
------------------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
------------------------------------------------------------------------------
1.1   Elect  Director  Carol A. Bartz            For      For      Management
1.2   Elect  Director  M. Michele Burns          For      For      Management
1.3   Elect  Director  Larry R. Carter           For      For      Management
1.4   Elect  Director  John T. Chambers          For      For      Management
1.5   Elect  Director  Dr. James F. Gibbons      For      For      Management
1.6   Elect  Director  Dr. John L. Hennessy      For      For      Management
1.7   Elect  Director  Roderick C. McGeary       For      For      Management
1.8   Elect  Director  James C. Morgan           For      For      Management
1.9   Elect  Director  John P. Morgridge         For      For      Management
1.10  Elect  Director  Donald T. Valentine       For      For      Management
1.11  Elect  Director  Steven M. West            For      For      Management
1.12  Elect  Director  Jerry Yang                For      For      Management
2     Ratify Pricewaterhousecoopers Auditors     For      For      Management
3     Shareholder Proposal Requesting that the
      Board's Compensation Committee Initiate
      a Review of Cisco's Executive Compensation
      Policies and Make Available, Upon Request,
      a Report of that Review by Jan. 1, 2005,
      as More Fully Set Forth in the
      Accompanying Proxy Statement               Against  Against  Shareholder
==============================================================================

COMPANY: EBAY, INC.
TICKER: EBAY
CUSIP: 278642103
MEETING DATE: 6/23/05
------------------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
------------------------------------------------------------------------------
1.1   Elect  Director  Fred D. Anderson          For      For      Management
1.2   Elect  Director  Edward W. Barnholt        For      For      Management
1.3   Elect  Director  Scott D. Cook             For      For      Management
1.4   Elect  Director  Robert C. Kagle           For      For      Management
2     Approve eBay Incentive Plan in Order
      to Qualify it Under Section 162(M)
      of the Internal Revenue Code               For      For      Management
3     Approve an Amendment to Certificate of
      Incorporation to Increase the Authorized
      Number of Shares of Common Stock From
      1,790,000,000 to 3,580,000,000 Shares      For      For      Management
4     Ratify Pricewaterhousecoopers Auditors     For      For      Management
5     Shareholder Proposal Regarding Granting
      of Performance-Vesting Shares to Senior
      Executives                                 Against  For      Shareholder
6     Shareholder Proposal Regarding the Voting
      Standard for Director Elections            Against  Against  Shareholder
==============================================================================

COMPANY: ELECTRONIC ARTS, INC.
TICKER: ERTS
CUSIP: 285512109
MEETING DATE: 7/29/04
------------------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
------------------------------------------------------------------------------
1.1   Elect  Director  M. Richard Asher          For      For      Management
1.2   Elect  Director  William J. Byron          For      For      Management
1.3   Elect  Director  Leonard S. Coleman        For      For      Management
1.4   Elect  Director  Gary M. Kusin             For      For      Management
1.5   Elect  Director  Gregory B. Maffei         For      For      Management
1.6   Elect  Director  Timothy Mott              For      For      Management
1.7   Elect  Director  Robert W. Pittman         For      For      Management
1.8   Elect  Director  Lawrence F. Probst III    For      For      Management
1.9   Elect  Director  Linda J. Srere            For      For      Management
2     Amendments to the 2000 Equity Incentive
      Plan                                       For      For      Management
3     Amendment to the 2000 Employee Stock
      Purchase Plan                              For      For      Management
4     Amendment of the Certificate of
      Incorporation to Consolidate Common Stock  For      For      Management
5     Amendment of the Certificate of
      Incorporation to Increase the Number of
      Authorized Shares of Common Stock          For      For      Management
6     Ratification of Appointment of Auditors    For      For      Management
==============================================================================

COMPANY: EMC CORP.
TICKER: EMC
CUSIP: 268648102
MEETING DATE: 5/5/05
------------------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
------------------------------------------------------------------------------
1.1   Elect  Director  Michael J. Cronin         For      For      Management
1.2   Elect  Director  W. Paul Fitzgerald        For      For      Management
1.3   Elect  Director  Joseph M. Tucci           For      For      Management
2     Approve Amendments to EMC's 2003 Stock
      Plan to Increase by 100,000,000 the
      Number of Shares Available Under the
      Plan, and Increase the Number of Shares
      Which May be Issued Pursuant to Awards
      of Restricted Stock and/or Restricted
      Stock Units to 30% of the Total
      Authorized Shares Under the Plan,
      as Described in EMC's Proxy Statement      For      Against  Management
3     Ratify Pricewaterhousecoopers Auditors     For      For      Management
4     To Act Upon a Shareholder Proposal
      Relating to Performance-Based Stock
      Options, as Described in EMC's Proxy
      Statement                                  Against  Against  Shareholder
5     To Act Upon a Shareholder Proposal
      Relating to EMC's Audit Committee,
      as Described in EMC's Proxy Statement      Against  Against  Shareholder
==============================================================================

COMPANY: F5 NETWORKS, INC.
TICKER: FFIV
CUSIP: 315616102
MEETING DATE: 2/24/05
------------------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
------------------------------------------------------------------------------
1.1   Elect  Director  Rich Malone               For      For      Management
1.2   Elect  Director  A. Gary Ames              For      For      Management
2     Approve 2005 Equity Incentive Plan         For      For      Management
==============================================================================

COMPANY: GOOGLE, INC.
TICKER: GOOG
CUSIP: 38259P508
MEETING DATE: 5/12/05
------------------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
------------------------------------------------------------------------------
1.1   Elect  Director  Eric Schmidt              For      For      Management
1.2   Elect  Director  Lawrence Page             For      For      Management
1.3   Elect  Director  Sergey Brin               For      For      Management
1.4   Elect  Director  L. John Doerr             For      For      Management
1.5   Elect  Director  John L. Hennessy          For      For      Management
1.6   Elect  Director  Arthur D. Levinson        For      For      Management
1.7   Elect  Director  Michael Moritz            For      For      Management
1.8   Elect  Director  Paul S. Otellini          For      For      Management
1.9   Elect  Director  K. Ram Shriram            For      For      Management
2     Ratify Ernst & Young as Auditors           For      For      Management
3     Approve Amendment to Google's 2004
      Stock Plan to, Among Other Things,
      Increase the Number of Authorized
      Shares of Class A Common Stock
      Issuable Under the 2004 Stock Plan
      From 6,431,660 to 13,431,660 as More
      Fully Described in the Proxy Statement     For      For      Management
==============================================================================

COMPANY: INFOSPACE, INC.
TICKER: INSP
CUSIP: 45678T201
MEETING DATE: 5/9/05
------------------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
------------------------------------------------------------------------------
1.1   Elect  Director  George M. Tronsrue        For      For      Management
1.2   Elect  Director  Vanessa A. Wittman        For      For      Management
2     Ratify Deloitte & Touche as Auditors       For      For      Management
==============================================================================

COMPANY: INTEL CORP.
TICKER: INTC
CUSIP: 458140100
MEETING DATE: 5/18/05
------------------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
------------------------------------------------------------------------------
1.1   Elect  Director  Craig R. Barrett          For      For      Management
1.2   Elect  Director  Charlene Barshefsky       For      For      Management
1.3   Elect  Director  E. John P. Browne         For      For      Management
1.4   Elect  Director  D. James Guzy             For      For      Management
1.5   Elect  Director  Reed E. Hundt             For      For      Management
1.6   Elect  Director  Paul S. Otellini          For      For      Management
1.7   Elect  Director  David S. Pottruck         For      For      Management
1.8   Elect  Director  Jane E. Shaw              For      For      Management
1.9   Elect  Director  John L. Thornton          For      For      Management
1.10  Elect  Director  David B. Yoffie           For      For      Management
2     Ratification of Appointment of Auditors    For      For      Management
3     Approve Amendment and Extension of the
      2004 Equity Incentive Plan                 For      For      Management
4     Approve Amendment and Extension of the
      Executive Officer Incentive Plan           For      For      Management
==============================================================================

COMPANY: JDS UNIPHASE CORP.
TICKER: JDSU
CUSIP: 46612J101
MEETING DATE: 11/16/04
------------------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
------------------------------------------------------------------------------
1.1   Elect  Director  Bruce D. Day              For      For      Management
1.2   Elect  Director  Martin A. Kaplan          For      For      Management
1.2   Elect  Director  Kevin J. Kennedy          For      For      Management
2     Ratify Ernst & Young as Auditors           For      For      Management
==============================================================================

COMPANY: JUNIPER NETWORKS, INC.
TICKER: JNPR
CUSIP: 48203R104
MEETING DATE: 5/18/05
------------------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
------------------------------------------------------------------------------
1.1   Elect  Director  William R. Hearst III     For      For      Management
1.2   Elect  Director  Kenneth Goldman           For      For      Management
1.3   Elect  Director  Frank Marshall            For      For      Management
2     Ratify Ernst & Young as Auditors           For      For      Management
==============================================================================

COMPANY: LSI LOGIC CORP.
TICKER: LSI
CUSIP: 502161102
MEETING DATE: 5/12/05
------------------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
------------------------------------------------------------------------------
1.1   Elect  Director  Wilfred J. Corrigan       For      For      Management
1.2   Elect  Director  James H. Keyes            For      For      Management
1.3   Elect  Director  Malcolm R. Currie         For      For      Management
1.4   Elect  Director  T.Z. Chu                  For      For      Management
1.5   Elect  Director  R. Douglas Norby          For      For      Management
1.6   Elect  Director  Matthew J. O'Rourke       For      For      Management
1.7   Elect  Director  Gregorio Reyes            For      For      Management
1.8   Elect  Director  Larry W. Sonsini          For      For      Management
2     Ratify Pricewaterhousecoopers Auditors     For      For      Management
==============================================================================

COMPANY: MARVELL TECHNOLOGY GROUP LTD.
TICKER: MRVL
CUSIP: G5876H105
MEETING DATE: 6/10/05
------------------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
------------------------------------------------------------------------------
1.1   Elect  Director  Kuo We (Herbert) Chang    For      For      Management
2     Ratify Pricewaterhousecoopers Auditors     For      For      Management
==============================================================================

COMPANY: RED HAT, INC.
TICKER: RHAT
CUSIP: 756577102
MEETING DATE: 9/21/04
------------------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
------------------------------------------------------------------------------
1.1   Elect  Director  Gen. H. Hugh Shelton      For      For      Management
1.2   Elect  Director  Eugene J. McDonald        For      For      Management
1.3   Elect  Director  Matthew J. Szulik         For      For      Management
2     Ratify Pricewaterhousecoopers Auditors     For      For      Management
3     Adopt the 2004 Long-Term Incentive Plan    For      For      Management
==============================================================================

COMPANY: SANDISK CORP.
TICKER: SNDK
CUSIP: 80004C101
MEETING DATE: 5/27/05
------------------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
------------------------------------------------------------------------------
1.1   Elect  Director  Dr. Eli Harari            For      For      Management
1.2   Elect  Director  Irwin Federman            For      For      Management
1.3   Elect  Director  Catherine P. Lego         For      For      Management
1.4   Elect  Director  Michael E. Marks          For      For      Management
1.5   Elect  Director  Dr. James D. Meindl       For      For      Management
1.6   Elect  Director  Alan F. Shugart           For      For      Management
2     Approve the Implementation  of the
      SanDisk Corp. 2005 Stock Incentive Plan    For      For      Management
3     Approve the Implementation  of the
      SanDisk Corp. 2005 Employee Stock
      Purchase Plan and the SanDisk Corp.
      2005 International Employee Stock
      Purchase Plan, Which Will Share a
      Common Share Reserve of the Company's
      Common Stock                               For      For      Management
4     Ratify Ernst & Young as Auditors           For      For      Management
==============================================================================

COMPANY: SONUS NETWORKS INC.
TICKER: SONS
CUSIP: 835916107
MEETING DATE: 12/9/04
------------------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
------------------------------------------------------------------------------
1.1   Elect  Director  Paul J. Ferri             For      For      Management
1.2   Elect  Director  Rubin Gruber              For      For      Management
1.3   Elect  Director  H. Brian Thompson         For      For      Management
==============================================================================

COMPANY: TIBCO SOFTWARE, INC.
TICKER: TIBX
CUSIP: 88632Q103
MEETING DATE: 4/21/05
------------------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
------------------------------------------------------------------------------
1.1   Elect  Director  Vivek Y. Ranadive         For      For      Management
1.2   Elect  Director  Bernard Bourigeaud        For      For      Management
1.3   Elect  Director  Eric Dunn                 For      For      Management
1.4   Elect  Director  Naren Gupta               For      For      Management
1.5   Elect  Director  Peter Job                 For      For      Management
1.6   Elect  Director  Philip K. Wood            For      For      Management
2     Ratify Pricewaterhousecoopers Auditors     For      For      Management
==============================================================================

COMPANY: VALUECLICK, INC.
TICKER: VCLK
CUSIP: 92046N102
MEETING DATE: 6/6/05
------------------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
------------------------------------------------------------------------------
1.1   Elect  Director  James R. Zarley           For      For      Management
1.2   Elect  Director  David S. Buzby            For      For      Management
1.3   Elect  Director  Martin T. Hart            For      For      Management
1.4   Elect  Director  Tom A. Vadnais            For      For      Management
1.5   Elect  Director  Jeffrey F. Rayport        For      For      Management
==============================================================================

COMPANY: VERISIGN, INC.
TICKER: VRSN
CUSIP: 92343E102
MEETING DATE: 5/26/05
------------------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
------------------------------------------------------------------------------
1.1   Elect  Director  Scott G. Kriens           For      For      Management
1.2   Elect  Director  Len J. Lauer              For      For      Management
1.3   Elect  Director  Stratton D. Sclavos       For      For      Management
2     Amend the 1998 Directors Stock Option
      Plan to Increase the Size of the Initial
      Option Grants and Annual Option Grants to
      Non-Employee Directors to 50,000 Shares
      and 25,000 Shares, Respectively            For      For      Management
3     Ratify KPMG LLP as Auditors                For      For      Management
==============================================================================

COMPANY: WEBSENSE, INC.
TICKER: WBSN
CUSIP: 947684106
MEETING DATE: 6/7/05
------------------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
------------------------------------------------------------------------------
1.1   Elect  Director  Mark S. St. Clare         For      For      Management
1.2   Elect  Director  Peter C. Waller           For      For      Management
2     Ratify Ernst & Young as Auditors           For      For      Management
==============================================================================

COMPANY: YAHOO!, INC.
TICKER: YHOO
CUSIP: 984332106
MEETING DATE: 5/19/05
------------------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
------------------------------------------------------------------------------
1.1   Elect  Director  Terry S. Semel            For      For      Management
1.2   Elect  Director  Jerry Yang                For      For      Management
1.3   Elect  Director  Roy J. Bostock            For      For      Management
1.4   Elect  Director  Ronald W. Burkle          For      For      Management
1.5   Elect  Director  Eric Hippeau              For      For      Management
1.6   Elect  Director  Arthur H. Kern            For      For      Management
1.7   Elect  Director  Robert A. Kotick          For      For      Management
1.8   Elect  Director  Edward R. Kozel           For      For      Management
1.9   Elect  Director  Gary L. Wilson            For      For      Management
2     Amendment of the 1995 Stock Plan           For      For      Management
3     Amendment of the 1996 Directors'
      Stock Option Plan                          For      For      Management
4     Ratification of Appointment of Auditors    For      For      Management
==============================================================================



                                 SIGNATURES

        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the under-signed, thereunto duly authorized.

The Berkshire Funds
-------------------

/s/ Malcolm R. Fobes III
------------------------
Malcolm R. Fobes III
President

August 11, 2005
---------------